Other income and expenses - Other Operating Income (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other income and expenses
Government grants		€ 2,263	€ 2,152	€ 2,641
Gain on disposal of property, plant and equipment		18	2	532
Exchange rate gains				314
Income from the reversal of provisions				89
Others		656	240	205
Total other operating income		2,936	2,394	3,781
Employee benefits expense		56,296	39,271	32,843
Contributions to state pension scheme (defined contribution plan)		2,706	1,851	1,136
COVID-19
Other income and expenses
Gain from forgiveness of loan		387	0
Supervisory board members
Other income and expenses
Employee benefits expense		€ 3,252	€ 2,775	€ 1,203
Rostock headquarters building
Other income and expenses
Lease Term	12 years	12 years